Long-Term Debt, Loan dated December 2, 2015 (Details) $ in Thousands					12 Months Ended
	Sep. 29, 2017 USD ($)	Mar. 07, 2017 USD ($) Installment	Dec. 07, 2015 USD ($)	Dec. 02, 2015 USD ($) Installment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Secured Credit Facilities [Abstract]
Proceeds from drawdown					$ 34,500	$ 32,000	$ 179,047
Settlement amount					36,435	650	600
Gain on debt refinancing					$ 11,392	$ 0	$ 0
Loan Agreement dated December 2, 2015 [Member]
Secured Credit Facilities [Abstract]
Borrowing capacity				$ 39,412
Proceeds from drawdown			$ 39,412
Number of consecutive payment installments | Installment		4		15
Frequency of periodic payment					Quarterly
Installment payment				$ 985
Balloon payment				$ 24,637
Maturity date					Feb. 26, 2021
Prepayment to satisfy and settle full amount of debt facility		$ 28,000
Number of previous installments included in prepayment | Installment		3
Balance of secured term loan facility discharged	$ 35,412
Settlement amount	24,000
Gain on debt refinancing	11,392
Refinancing charges	6
Write-off of unamortized deferred financing charges	$ 14
Loan Agreement dated December 2, 2015 [Member] | Due April 28, 2017 [Member]
Secured Credit Facilities [Abstract]
Installment payment		$ 2,000
Loan Agreement dated December 2, 2015 [Member] | Due June 30, 2017 [Member]
Secured Credit Facilities [Abstract]
Installment payment		2,000
Loan Agreement dated December 2, 2015 [Member] | Due September 29, 2017 [Member]
Secured Credit Facilities [Abstract]
Installment payment		3,000
Loan Agreement dated December 2, 2015 [Member] | Due May 2, 2018 [Member]
Secured Credit Facilities [Abstract]
Installment payment		$ 32,412
Loan Agreement dated December 2, 2015 [Member] | LIBOR [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate				2.50%